INVESTMENT PORTFOLIO
                          JUNE 30, 1998 (IN THOUSANDS)


COMMON STOCKS - 71.9%                         COUNTRY        SHARES     VALUE
-----------------------------------------------------------------------------

CONSTRUCTION - 0.9%
 HEAVY CONSTRUCTION-NON BUILDING CONSTRUCTION
 Stork N.V.                                     Ne            2       $   51
                                                                      ------
 ............................................................................
FINANCE, INSURANCE & REAL ESTATE - 20.7%
 DEPOSITORY INSTITUTIONS - 10.7%
 Argentaria                                     Sp            3           76
 Australia & New Zealand Banking Group Ltd.     Au            9           63
 Banca Nazionale del Lavoro                     It            3           66
 Banco de Bilbao                                Sp            1           72
 Banco Pinto & Sotto Mayor                      Po            3           78
 Bank of Tokyo Mitsubishi                       Ja            5           53
 Bayerische Hypotheken - Und Wechsel Bank        G            1           85
 Lloyds Bank PLC                                UK            4           54
 Westpac Banking Corp.                          Au            9           54
                                                                      ------
                                                                         601
                                                                      ------
 HOLDING COMPANIES - 1.1%
 Cheung Kong (Holdings) Ltd.                    HK           12           59
                                                                      ------
 INSURANCE CARRIERS - 3.8%
 International Nederlanden Groep                Ne            1           75
 Union des Assurances Federales                 Fr           (a)          61
 Zurich Versicherungs-Gesellschaft              Sz           (a)          80
                                                                      ------
                                                                         216
                                                                      ------
 INVESTMENT COMPANIES - 4.4%
 Brazil Fund, Inc. (b)                                        3           54
 Chile Fund, Inc. (b)                                         4           58
 Korea Fund, Inc. (b)                                         8           49
 Malaysia Fund, Inc. (b)                                      8           45
 Thai Fund (b)                                                7           41
                                                                      ------
                                                                         247
                                                                      ------
 REAL ESTATE - 0.7%
 New World Development Co., Ltd.                HK           19           37
                                                                      ------
 ............................................................................
MANUFACTURING - 28.9%
 CHEMICALS & ALLIED PRODUCTS - 10.3%
 BASF AG                                         G            2           74
 Bayer AG                                        G            1           75
 Christian Dior SA                              Fr            1           67
 DSM NV                                         Ne            1           61
 Hoechst AG                                      G            2           83
 Imperial Chemical Industries PLC               UK            3           48



                       Investment Portfolio/June 30, 1998
----------------------------------------------------------------------------

 Medeva PLC                                     UK           23       $   66
 Novartis                                       Sz           (a)          42
 Sanofi SA                                      Fr            1           66
                                                                      ------
                                                                         582
                                                                      ------

 COMMUNICATIONS EQUIPMENT - 3.8%
 Matsushita Electric Industrial Co.             Ja            4           64
 Philips Electronics NV                         Ne            1           75
 Telefonaktiebolaget LM Ericsson
 Class B                                        Sw            3           76
                                                                      ------
                                                                         215
                                                                      ------

 FOOD & KINDRED PRODUCTS - 3.6%
 Nestle AG                                      Sz           (a)          54
 Parmalat Finanziara SPA                        It           40           80
 Unilever NV                                    Ne            1           71
                                                                      ------
                                                                         205
                                                                      ------

 HOUSEHOLD APPLIANCES - 1.2%
 Electrolux AB, Series B                        Sw            4           69
                                                                      ------

 MACHINERY & COMPUTER EQUIPMENT - 2.9%
 Hitachi Ltd.                                   Ja            9           59
 Mannesmann AG                                   G            1          103
                                                                      ------
                                                                         162
                                                                      ------

 MEASURING & ANALYZING INSTRUMENTS - 1.2%
 Fuji Photo Film Co., Ltd.                      Ja            2           70
                                                                      ------

 PETROLEUM REFINING - 1.3%
 British Petroleum Ltd.                         UK            5           73
                                                                      ------

 PRIMARY METAL - 0.9%
 Alfa, S.A. de C.V. Class A                     Mx           11           52
                                                                      ------

 STONE, CLAY, GLASS & CONCRETE - 1.7%
 Holderbank Financiere Glaris AG                Sz           (a)          95
                                                                      ------

 TOBACCO PRODUCTS - 1.1%
 B.A.T. Industries PLC                          UK            6           60
                                                                      ------

 TRANSPORTATION EQUIPMENT - 0.9%
 Toyota Motor Corporation                       Ja            2           52
                                                                      ------

 ............................................................................
MINING & ENERGY - 0.9%
 OIL & GAS EXTRACTION
 EdperBrascan Ltd. Class A                      Ca            3           52
                                                                      ------



                       Investment Portfolio/June 30, 1998
------------------------------------------------------------------------------
COMMON STOCKS - CONT.                                    SHARES        VALUE
------------------------------------------------------------------------------

RETAIL TRADE - 3.3%
 BUILDING, HARDWARE & GARDEN SUPPLY - 0.9%
 Pioneer International Ltd.                     Au           22       $   52
                                                                      ------

 FOOD STORES - 1.3%
 Vedior NV-CVA                                  Ne            1           31
 Vendex NV                                      Ne            1           41
                                                                      ------
                                                                          72
                                                                      ------

 MISCELLANEOUS RETAIL - 1.1%
 Imasco Ltd.                                    Ca            3           63
                                                                      ------

 ..............................................................................
SERVICES - 1.1%
 HEALTH SERVICES
 Astra AB, Class B                              Sw            3           62
                                                                      ------

 ..............................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC,
 GAS & SANITARY SERVICES - 16.1%
 AIR TRANSPORTATION - 1.3%
 Lufthansa AG                                    G            3           74
                                                                      ------

 ELECTRIC SERVICES - 2.1%
 China Light & Power Co., Ltd.                  HK           13           59
 Union Electrica Fenosa SA                      Sp            5           61
                                                                      ------
                                                                         120
                                                                      ------

 GAS SERVICES - 0.8%
 Hong Kong and China Gas Co., Ltd.              HK           40           46
                                                                      ------

 MOTOR FREIGHT & WAREHOUSING - 1.0%
 Seino Transportation                           Ja           10           55
                                                                      ------

 SANITARY SERVICES - 2.3%
 Anglian Water PLC                              UK            4           56
 United Utilities PLC                           UK            5           73
                                                                      ------
                                                                         129
                                                                      ------

 TELECOMMUNICATIONS - 8.6%
 British Telecommunications PLC                 UK            6           74
 Nippon Telegraph & Telephone Corp.             Ja           (a)          66
 Nokia AB                                       Fi            1           88
 Portugal Telecom SA                            Po            1           63
 Tele Danmark A/S ADR                           De            2           75
 Telecom Italia SPA                             It            9           65
 Telefonica de Argentina SA ADR                 Ar            2           52
                                                                      ------
                                                                         483
                                                                      ------

TOTAL COMMON STOCKS (cost of $3,598)                                   4,054
                                                                      ------



                       Investment Portfolio/June 30, 1998
----------------------------------------------------------------------------
WARRANTS - 0.0%                                          SHARES        VALUE
----------------------------------------------------------------------------

 GAS SERVICES
 Hong Kong & China Gas Co. Ltd.
   (cost $0)                                    HK            2           (a)
                                                                      ------

TOTAL INVESTMENTS - 71.9% (cost of $3,598)(c)                          4,054
                                                                      ------

SHORT-TERM OBLIGATIONS - 27.1%                              PAR
----------------------------------------------------------------------------
Repurchase agreement with ABN AMRO Chicago Corp.,
dated 06/30/97, due 07/01/98 at 6.100%
collateralized by U.S. Treasury notes and bill
with various maturities to 2027, market value
$1,048 (repurchase proceeds $1,026)                      $1,026        1,026

Fed Home Loan Mortgage Corp.,
                               5.450%(d) 07/01/98           500          500
                                                                      ------
                                                                       1,526
                                                                      ------

OTHER ASSETS & LIABILITIES, NET - 1.0%                                    58
----------------------------------------------------------------------------

NET ASSETS - 100%                                                     $5,638
                                                                      ======


NOTES TO INVESTMENT PORTFOLIO:
----------------------------------------------------------------------------
(a)  Rounds to less than one.
(b)  These securities are subject to the risks of the various countries in which the issuer is investing. (See Notes to Financial Statements:
     Note 4 - Other.)
(c)  Cost for federal income tax purposes is the same.
     (d) Rate represents yield at date of purchase.









Notes to investment portfolio continued on following page.


                       Investment Portfolio/June 30, 1998
--------------------------------------------------------------------------------
Summary of Securities
  by Country                     Country              Value          % of Total
--------------------------------------------------------------------------------

United Kingdom                      UK                 504               12.4
Germany                             G                  494               12.2
Japan                               Ja                 419               10.3
Netherlands                         Ne                 405               10.0
Switzerland                         Sz                 271                6.7
Italy                               It                 211                5.2
Spain                               Sp                 209                5.1
Sweden                              Sw                 207                5.1
Hong Kong                           HK                 201                5.0
France                              Fr                 194                4.8
Australia                           Au                 169                4.2
Portugal                            Po                 141                3.5
Canada                              Ca                 115                2.8
Finland                             Fi                  88                2.2
Denmark                             De                  75                1.8
Mexico                              Mx                  52                1.3
Argentina                           Ar                  52                1.3
Other(a)                                               247                6.1
                                                    ------              -----
                                                    $4,054              100.0
                                                    ======              =====


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

(a)  Composed of countries individually less than one percent.


    Acronym                                    Name
    -------                                    ----
      ADR                          American Depositary Receipt















See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 1998


(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $3,598)                                    $4,054
Short-term obligations                                                 1,526
                                                                      ------
                                                                       5,580
Cash held in foreign banks (cost $13)                   $ 13
Receivable for:
  Dividends                                               11
  Foreign tax reclaims                                    14
Deferred organization expenses                            29
                                                        ----
                                                                          67
                                                                      ------
    Total Assets                                                       5,647

LIABILITIES
Accrued other                                              4
Due to Adviser                                             5
                                                        ----
    Total Liabilities                                                      9
                                                                      ------
NET ASSETS                                                            $5,638
                                                                      ======


Net asset value & redemption price per share -
Class A ($5,012/425)                                                  $11.81
                                                                      ======
Maximum offering price per share - Class A
($11.81/0.9425)                                                       $12.53(a)
                                                                      ======
Net asset value & offering price per share -
Class B ($313/27)                                                     $11.76(b)
                                                                      ======
Net asset value & offering price per share -
Class C ($313/27)                                                     $11.76(b)
                                                                      ======



COMPOSITION OF NET ASSETS
Capital paid in                                                       $2,678
Undistributed net investment income                                       50
Accumulated net realized gain                                          2,454
Net unrealized appreciation on:
  Investments                                                            456
                                                                      ------
                                                                      $5,638
                                                                      ======




(a)  On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1998


(in thousands)
INVESTMENT INCOME
Dividends:
 Brazil Fund Inc.                                                     $   20
 British Telecommunications PLC                                           30
 Other                                                                   157
Interest                                                                  71
                                                                      ------
     Total investment income (net of nonrebatable
     foreign taxes withheld at source which
     amounted to $23)                                                    278

EXPENSES
Management fee                                        $  103
Service fee                                               27
Distribution fee - Class B                                 2
Distribution fee - Class C                                 2
Transfer agent                                            27
Bookkeeping fee                                           27
Trustees                                                   9
Custodian fee                                             19
Audit                                                     13
Legal fee                                                  4
Amortization of deferred organization expenses            11
Registration                                              32
Other                                                      4
                                                      ------
                                                         280
Fees waived by the Adviser                               (87)            193
                                                                      ------
       Net Investment Income                                              85
                                                                      ------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                            2,945
Foreign currency transactions                             (1)
                                                      ------
    Net Realized Gain                                                  2,944
Net unrealized appreciation (depreciation)
  during the period on:
Investments                                           (1,880)
Foreign currency transactions                              1
                                                      ------
    Net Unrealized Loss                                               (1,879)
                                                                      ------
       Net Gain                                                        1,065
                                                                      ------
Increase in Net Assets from Operations                                $1,150
                                                                      ======




See notes to financial statements.

             STATEMENT OF CHANGES IN NET ASSETS




(in thousands)                                         Year ended June 30
                                                     -----------------------
INCREASE (DECREASE) IN NET ASSETS                    1998(a)           1997

Operations:
Net investment income                                $    85         $   134
Net realized gain                                      2,944             161
Net unrealized appreciation (depreciation)            (1,879)          1,958
                                                     -------         -------
    Net Increase from Operations                       1,150           2,253
Distributions:
From net investment income - Class A                    (139)            (80)
From net realized gains - Class A                       (545)           (122)
From net investment income - Class B                      (1)             --
From net realized gains - Class B                        (14)             (2)
From net investment income - Class C                      (1)             --
From net realized gains - Class C                        (14)             (2)
                                                     -------         -------
                                                         436           2,047
Fund Share Transactions:
Value of distributions reinvested - Class A              684             202
Cost of shares repurchased - Class A                 (11,208)         (2,000)
                                                     -------         -------
                                                     (10,524)         (1,798)
                                                     -------         -------

Value of distributions reinvested - Class B               15               2
                                                     -------         -------

Value of distributions reinvested - Class C               15               2
                                                     -------         -------
Net Decrease from Fund
  Share Transactions                                 (10,494)         (1,794)
                                                     -------         -------
        Total Increase (Decrease)                    (10,058)            253

NET ASSETS
Beginning of period                                   15,696          15,443
                                                     -------         -------
End of period (including undistributed
  net investment income of $50 and $112,
  respectively)                                      $ 5,638         $15,696
                                                     =======         =======



NUMBER OF FUND SHARES
Issued for distributions reinvested - Class A             65              19
Repurchased - Class A                                   (930)           (179)
                                                     -------         -------
                                                        (865)           (160)
                                                     -------         -------
Issued for distributions reinvested - Class B              2              (b)
                                                     -------         -------

Issued for distributions reinvested - Class C              2              (b)
                                                     -------         -------



(a)  Class D shares were redesignated Class C shares on July 1, 1997.
(b)  Rounds to less than one.





See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998

NOTE 1. ACCOUNTING POLICIES
 ................................................................................
ORGANIZATION: Colonial International Equity Fund (the Fund), a series of
Colonial Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek total return through a combination of long-term growth of capital and income by investing primarily in equity securities of companies outside the United States. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective July 1, 1997, Class D shares were redesignated Class C shares. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

                   Notes to Financial Statements/June 30, 1998
--------------------------------------------------------------------------------

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $53,332 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryfowards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the

                  Notes to Financial Statements/June 30, 1998
--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
 ................................................................................
period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.95% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective October 1, 1997 and continuing through September 30, 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investment, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the year ended June 30, 1998, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges on Class B and Class C share redemptions.

                   Notes to Financial Statements/June 30, 1998
--------------------------------------------------------------------------------

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets, as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares, only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
 ................................................................................
INVESTMENT ACTIVITY: During the year ended June 30, 1998, purchases and sales of investments, other than short-term obligations, were $801,579 and $9,344,179, respectively.

Unrealized appreciation (depreciation) at June 30, 1998, based on cost of investments for both financial statement and federal income tax purposes was:


Gross unrealized appreciation                      $1,160,491
Gross unrealized depreciation                        (704,857)
                                                   ----------
        Net unrealized appreciation                $  455,634
                                                   ==========

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. OTHER RELATED PARTY TRANSACTIONS
 ................................................................................
At June 30, 1998, Colonial Management Associates, Inc., owned 100% of the Fund's shares outstanding.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                  Year ended June 30
                                       -----------------------------------------
                                                         1998
                                       Class A          Class B        Class C(d)
                                       -------          -------        ---------

Net asset value -
  Beginning of period                  $11.710          $11.660         $11.660
                                       -------          -------         -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)(b)(c)           0.095            0.009           0.009
Net realized and unrealized gain         0.695            0.698           0.698
                                       -------          -------         -------
   Total from Investment
      Operations                         0.790            0.707           0.707
                                       -------          -------         -------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income              (0.140)          (0.057)         (0.057)
From net realized gains                 (0.550)          (0.550)         (0.550)
                                       -------          -------         -------
Total Distributions
  Declared to Shareholders              (0.690)          (0.607)         (0.607)
                                       -------          -------         -------
Net asset value -
   End of period                       $11.810          $11.760         $11.760
                                       =======          =======         =======

Total return(e)(f)                        7.38%            6.60%           6.60%
                                       =======          =======         =======

RATIOS TO AVERAGE NET ASSETS
Expenses(g)                               1.75%            2.50%           2.50%
Fees and expenses waived
  or borne by the Adviser(g)              0.80%            0.80%           0.80%
Net investment income(g)                  0.83%            0.08%           0.08%
Portfolio turnover                           9%               9%              9%
Net assets at end of period (000)      $ 5,012          $   313         $   313



(a) Net of fees and expenses waived or bourne by the Adviser which amounted to:
                                       $ 0.092          $ 0.092         $ 0.092
(b) Per share data was calculated using average shares outstanding during the period.
(c) Includes distributions from British Telecommunications PLC and Brazil Fund Inc. which amounted to $0.053 per share.
(d)  Class D shares were redesignated Class C shares on July 1, 1997.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) If the adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                          FINANCIAL HIGHLIGHTS - CONT.


                               Year ended June 30
                 -------------------------------------------
                                    1997
                 Class A          Class B          Class C(d)
                 -------          -------          ---------

                $ 10.300         $ 10.280          $ 10.280
                 -------          -------           -------

                   0.093            0.014             0.014

                   1.456            1.450             1.450
                 -------          -------           -------

                   1.549            1.464             1.464
                 -------          -------           -------

                  (0.055)              --                --
                  (0.084)          (0.084)           (0.084)
                 -------          -------           -------

                  (0.139)          (0.084)           (0.084)
                 -------          -------           -------

                 $11.710          $11.660           $11.660
                 =======          =======           =======

                   15.20%           14.34%            14.34%
                 =======          =======           =======


                    1.75%            2.50%             2.50%

                    0.47%            0.47%             0.47%
                    0.88%            0.13%             0.13%
                      40%              40%               40%

                 $15,108          $   294           $   294


                 $ 0.049          $ 0.049           $ 0.049


                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                 Year ended June 30
                                       ---------------------------------------
                                                       1996(c)
                                       Class A         Class B       Class C(d)
                                       -------         -------       ---------

Net asset value -
  Beginning of period                  $ 9.930         $ 9.930        $ 9.930
                                       =======         =======        =======
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)             0.055           0.035          0.035
Net realized and
 unrealized gain                         0.315           0.315          0.315
                                       -------         -------        -------
   Total from Investment
      Operations                         0.370           0.350          0.350
                                       -------         -------        -------
Net asset value -
   End of period                       $10.300         $10.280        $10.280
                                       =======         =======        =======

Total return (e)(f)(g)                    3.73%           3.52%          3.52%
                                       =======         =======        =======

RATIOS TO AVERAGE NET ASSETS
Expenses (h)(i)                           1.75%           2.50%          2.50%
Fees and expenses waived or
  borne by the Adviser (h)(i)             0.22%           0.22%          0.22%
Net investment income (h)(i)              2.17%           1.42%          1.42%
Portfolio turnover (g)                       4%              4%             4%
Net assets at end
 of period (000)                       $14,929         $   257        $   257




(a)  Net of fees and expenses waived or bourne by the Adviser which amounted to:
                                       $ 0.006         $ 0.006        $ 0.006
(b) Per share data was calculated using average shares outstanding during the period.
(c) The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.
(d)  Class D shares were redesignated Class C shares on July 1, 1997.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) If the Adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h)  Annualized.
 (i) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                        REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES OF COLONIAL TRUST VI AND THE SHAREHOLDER OF COLONIAL INTERNATIONAL EQUITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial International Equity Fund (the "Fund") ( a series of Colonial Trust VI) at June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
August 25, 1998




                                       26